Alfred Ayensu-Ghartey
Vice President and
Associate General Counsel
212-314-2777
alfred.ayensu-ghartey@equitable.com

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

September 9, 2025

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable America Variable Account 70A (the “Registrant”) Registration Nos.:
	333-265026 and 811-23609	Structured Capital Strategies PLUS® 21
	333-265028 and 811-23609	Structured Capital Strategies Income
	333-248907 and 811-23609	Retirement Cornerstone 19
	333-265030 and 811-23609	Investment Edge 21
	333-272919 and 811-23609	Retirement Cornerstone 17
	333-275036 and 811-23609	Retirement Cornerstone 1, 11/11A
	333-275037 and 811-23609	Retirement Cornerstone 12.0, 13.0, 15.0, 15A, 15B
	333-275038 and 811-23609	Retirement Cornerstone 17 Series E
	333-275040 and 811-23609	Retirement Cornerstone 19 Series E
	333-275033 and 811-23609	Structured Capital Strategies (14)
	333-275034 and 811-23609	Structured Capital Strategies (16)
	333-275035 and 811-23609	Structured Capital Strategies PLUS®
Structured Capital Strategies PLUS® Guard
	333-275039 and 811-23609	Investment Edge 15.0

Commissioners:

Equitable Financial Life Insurance Company of America (“Equitable America”), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2025, for the following mutual funds in which the Registrant invests:

•	EQ Advisors Trust – underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT MicroCap

1290 VT Moderate Growth Allocation

1290 VT Multi-Alternative Strategies

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity ESG

1290 VT Socially Responsible

Equitable Conservative Growth MF/ETF

Equitable Growth MF/ETF Portfolio

Equitable Moderate Growth MF/ETF Portfolio

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/2000 Managed Volatility

EQ/AB Dynamic Aggressive Growth

EQ/AB Dynamic Growth

EQ/AB Dynamic Moderate Growth

EQ/AB Short Duration Government Bond

EQ/AB Small Cap Growth

EQ/AB Sustainable U.S. Thematic Portfolio

EQ/Aggressive Allocation

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/American Century Mid Cap Value Fund

EQ/American Century Moderate Growth Allocation

EQ/Balanced Strategy

EQ/Capital Group Research

EQ/ClearBridge Large Cap Growth ESG

EQ/ClearBridge Select Equity Managed Volatility

EQ/Conservative Allocation

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Core Plus Bond

EQ/Franklin Moderate Allocation

EQ/Franklin Small Cap Value Managed Volatility

EQ/Global Equity Managed Volatility

EQ/Goldman Sachs Growth Allocation

EQ/Goldman Sachs Moderate Growth Allocation

EQ/Growth Strategy

EQ/International Core Managed Volatility

EQ/Intermediate Corporate Bond

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/Janus Enterprise

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Loomis Sayles Growth

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Growth Strategy

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock Portfolio

EQ/Invesco Global Real Assets

EQ/Invesco Moderate Allocation

EQ/Invesco Moderate Growth Allocation

EQ/Invesco Global

EQ/JPMorgan Growth Allocation

EQ/JPMorgan Growth Stock

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Lazard Emerging Markets Equity

EQ/Long Term Bond

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Real Return

EQ/PIMCO Total Return ESG

EQ/PIMCO Ultra Short Bond

EQ/Small Company Index

EQ/T. Rowe Price Health Sciences

EQ/Value Equity

EQ/Wellington Energy

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

•	Invesco Variable Insurance Funds – Series II:

Invesco V.I. Balanced-Risk Allocation

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund

Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Small Cap Equity Fund

•	AllianceBernstein Variable Product Series Fund, Inc – Class B:

AB VPS Balanced Hedged Allocation Portfolio

AB VPS Sustainable Global Thematic Growth

AB VPS Relative Value

AB VPS Real Estate Investment

AB VPS Discovery Value

•	ALPS Variable Insurance Trust – Class III Shares

ALPS Global Opportunity Portfolio

•	American Funds Insurance Funds Series® – Class 4:

American Funds Insurance Series® Asset Allocation FundSM

American Funds Insurance Series® The Bond FundSM of America

American Funds Insurance Series® Global Growth FundSM

American Funds Insurance Series® Global Small Capitalization FundSM

American Funds Insurance Series® Growth-Income FundSM

American Funds Insurance Series® International Growth and Income FundSM

American Funds Insurance Series® Managed Risk Asset Allocation FundSM

American Funds Insurance Series® New World Fund®

•	Blackrock Variable Series Fund, Inc. – Class III:

BlackRock Global Allocation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

•	Delaware Variable Insurance Product (VIP) Trust – Service Class:

Macquarie Emerging Markets Series

Macquarie VIP High Income

•	Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income

•	Federated Insurance Series – Service Shares:

Federated Hermes High Income Bond Fund II

Federated Hermes Kaufmann Fund II

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Asset Manager 70%

Fidelity® VIP Freedom 2015

Fidelity® VIP Freedom 2020

Fidelity® VIP Freedom 2025

Fidelity® VIP Freedom 2030

Fidelity® VIP Mid Cap

Fidelity® VIP Strategic Income

•	First Trust Variable Insurance Trust:

First Trust/Dow Jones Dividend & Income Allocation

First Trust Multi Income Allocation

•	Franklin Templeton Variable Insurance Products Trust – Class 2:

Franklin Allocation VIP

Franklin Income VIP

Templeton Developing Markets VIP

Templeton Global Bond VIP

•	Guggenheim Variable Trust:

Guggenheim VIF Global Managed Futures Strategy

•	Hartford:

Hartford Disciplined Equity HLS Fund

•	Janus Aspen Series – Service Shares:

Janus Henderson Balanced

Janus Henderson Flexible Bond

•	Legg Mason:

ClearBridge Variable Appreciation

ClearBridge Variable Mid Cap

•	Lord Abbett:

Lord Abbett Bond Debenture

•	MFS® Variable Insurance Trust – Service Class:

MFS® Investors Trust Series

MFS® Massachusetts Investors Growth Stock Series

MFS® Value Series

•	PIMCO Varibale Insurance Trust – Adviser Class:

PIMCO CommodityRealReturn® Strategy

PIMCO Emerging Markets Bond

PIMCO Global Bond Opportunities

PIMCO Global Managed Asset Allocation

PIMCO Income Portfolio

•	Principal Funds, Inc. – Share Class 2

Principal VC Blue Chip Fund

Principal VC Equity Income Fund

•	Profunds:

ProFund VP Bear

ProFund VP Biotechnology

•	Putman Variable Trust:

Putnam VT Global Asset Allocation Fund

Putnam VT Research Fund

•	T. Rowe Price Equity Series, Inc. – Service Class:

T. Rowe Price Equity Income Portfolio

•	Van Eck VIP Trust – Initial Shares:

VanEck VIP Global Resources

VanEck VIP Emerging Markets Bond

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Equitable America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,
/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333